Acquired Intangible Assets, Net (Future Amortization Expense ) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Amortization expense	$ 31,449,387	$ 27,167,870	$ 35,064,589
2012	27,019,752
2013	30,829,055
2014	30,063,555
2015	28,181,995
2016	25,764,325
Impairment losses			$ 5,630,236